INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents	Patents consists of the following:
	March 31, 2016	December 31, 2015

Patents	$700,612	$690,162
Less: Accumulated amortization	74,368	70,395

	$626,244	$619,767
Patents consists of the following:

	December 31,
	2015	2014

Patents	$690,162	$660,586
Less: Accumulated amortization	70,395	50,557

	$619,767	$610,029